Earnings Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
NET LOSS PER SHARE
Net Loss	$ (1,444,668)	$ (909,506)	$ (4,940,548)	$ (4,378,074)
Weighted average number of common shares outstanding —basic	42,693,999	38,933,892	40,840,413	33,702,858
Weighted average number of common shares outstanding —diluted	42,693,999	38,933,892	40,840,413	33,702,858
Loss per common share — basic	$ (0.03)	$ (0.02)	$ (0.12)	$ (0.13)
Loss per common share — diluted	$ (0.03)	$ (0.02)	$ (0.12)	$ (0.13)